Offerings	Nov. 06, 2025 USD ($) shares
Offering: 1
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	1,255,000
Proposed Maximum Offering Price per Unit	1.525
Maximum Aggregate Offering Price	$ 1,913,875
Fee Rate	0.01381%
Amount of Registration Fee	$ 264.31
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(2)Consists of 1,255,000 shares issuable under the Fifth Amended and Restated 2010 Stock Incentive Plan, as amended.
(3)Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on November 3, 2025.
(4)Consists of 200,000 shares issuable under a new hire inducement stock option award granted on May 1, 2025, in accordance with Nasdaq Listing Rule 5635(c)(4).
(5)Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act based upon the exercise price of the options outstanding under the applicable inducement stock option award.
(6)Consists of 84,750 shares issuable under new hire inducement stock option awards granted on October 1, 2025, in accordance with Nasdaq Listing Rule 5635(c)(4).

Offering: 2
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000
Proposed Maximum Offering Price per Unit	2.48
Maximum Aggregate Offering Price	$ 496,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 68.5
Offering: 3
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	84,750
Proposed Maximum Offering Price per Unit	1.67
Maximum Aggregate Offering Price	$ 141,533
Fee Rate	0.01381%
Amount of Registration Fee	$ 19.55